INVENTORY (Details) - New Dragonfly - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Raw material	$ 29,631	$ 22,885	$ 4,419
Work in process		0	172
Finished goods	9,856	4,242	1,357
Total inventory	$ 39,487	$ 27,127	$ 5,948